Issued Capital	12 Months Ended
Jun. 30, 2023
Issued Capital [Abstract]
Issued capital

Note 29. Issued capital

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Ordinary shares have no par value. There is no limit to the authorised share capital of the Company. There are no externally imposed capital requirements.

	Consolidated
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	$	$

Issued capital - ordinary shares	217,703,969	166,749,382	76,008,621	61,822,859
Issued share capital	217,703,969	166,749,382	76,008,621	61,822,859

	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	$	$

Share movements during the period - ordinary shares
At the start of the period	166,749,382	136,362,538	61,822,859	39,213,794
Share placement	20,000,000	-	5,000,000	-
Shares issued on exercise of Performance rights (Note 31)	10,500,000	5,000,000	8,410,200	1,996,500
Shares issued on exercise of Options	-	3,103,622	-	1,665,905
Shares issued to related party	-	2,000,000	-	920,000
Share based payments	-	1,172,812	-	1,050,237
Share issue - NASDAQ IPO	-	16,100,000	-	16,706,786
Share issue - conversion of convertible note	-	3,010,410	-	3,125,964
Share issue - Vertica acquisition (Note 4)	1,500,000	-	180,000	-
Share issue - Wellteq acquisition (Note 4 )	17,804,587	-	1,673,631	-
Shares issued to service providers	1,150,000	-	117,600	-
Less share issue costs	-	-	(1,195,669)	(2,856,327)
	217,703,969	166,749,382	76,008,621	61,822,859

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Opening Balance	1 July 2022	166,749,382	61,822,859
Vertica acquisition shares (1)	05/08/2022	1,500,000	$0.120	180,000
Wellteq acquisition shares (2)	06/12/2022	17,804,587	$0.094	1,673,631
Conversion of performance rights (3)	19/12/2022	10,000,000	$0.831	8,305,200
Shares issued to service provider (4)	15/02/2023	400,000	$0.094	37,600
Shares issued to service provider (5)	15/02/2023	500,000	$0.105	52,500
Shares issued to service provider (6)	18/04/2023	250,000	$0.110	27,500
Share placement (7)	14/06/2023	20,000,000	$0.250	5,000,000
Conversion of performance rights (8)	30/06/2023	500,000	$0.210	105,000
Share issue costs (9)		-	$0.000	(1,195,669)
Balance	30 June 2023	217,703,969		76,008,621

(1)	Issued at a market value of $0.12 per share at the time of the Vertica acquisition. See Note 4.

(2)	Issued at a market value of $0.094 per share at the time of the Wellteq acquisition. See Note 4.

(3)	10,000,000 vested performance rights were exercised by Mr Vlado Bosanac on 12 December 2022 into ordinary shares in the Company.

(4)	400,000 shares were issued to Mr Evan Cross at $0.094 per share for consultancy services rendered to the company.

(5)	500,000 shares were to a supplier as a fee for securing a $1million short term loan facility.

(6)	250,000 shares were issued to Celtic Capital Pty Ltd at $0.11 per share for consultancy services rendered to the company.

(7)	20,000,000 shares were issued in a private placement to Orca Capital GMBH at $0.25 per share. A capital raising fee of $315,000 was payable to Evolution Capital from the proceeds of the capital raise.

(8)	500,000 vested performance rights were exercised by a former employee on 30 June 2023 into ordinary shares in the Company.

(9)	Share issue costs incurred during the period included:

●	$135,562 for legal fees in respect of the Wellteq Acquisition.

●	$315,000 to Evolution Capital as described in (7) above.

●	$42,724 to other the Maxim Group and VCheck Global for capital raising services rendered.

●	$702,383 to Evolution capital to recognise issue of shares on capital raising